UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET SMASH SERIES M FUND

FORM N-Q

JULY 31, 2015

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 49.6%
U.S. Government Agencies - 1.0%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$7,960,000	$7,319,068

U.S. Government Obligations - 48.6%
U.S. Treasury Bonds	3.000%	5/15/45	20,000,000	20,281,240
U.S. Treasury Notes	0.250%	11/30/15	10,000,000	10,003,120
U.S. Treasury Notes	0.500%	8/31/16	30,000,000	30,039,840
U.S. Treasury Notes	0.375%	10/31/16	20,000,000	19,982,820
U.S. Treasury Notes	0.875%	11/30/16	65,000,000	65,350,415
U.S. Treasury Notes	1.625%	7/31/20	88,270,000	88,607,897
U.S. Treasury Notes	1.875%	11/30/21	45,330,000	45,397,270
U.S. Treasury Notes	2.125%	12/31/21	33,450,000	33,975,265
U.S. Treasury Notes	1.750%	5/15/23	43,820,000	42,851,184
U.S. Treasury Notes	2.000%	2/15/25	4,800,000	4,717,498
U.S. Treasury Notes	2.125%	5/15/25	12,990,000	12,901,707

Total U.S. Government Obligations				374,108,256

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $380,189,098)				381,427,324

ASSET-BACKED SECURITIES - 13.7%
ACAS CLO Ltd., 2014-1A A	1.684%	7/18/26	1,000,000	996,301	(a)(b)
ACE Securities Corp., 2006-GP1 A	0.451%	2/25/31	27,413	26,706	(a)
Adams Mill CLO Ltd., 2014-1A A2	1.604%	7/15/26	1,000,000	988,037	(a)(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.891%	6/25/30	23,073	19,323	(a)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.541%	11/25/35	1,055,611	998,584	(a)
Apidos CLO, 2013-16A B	2.974%	1/19/25	700,000	691,839	(a)(b)
Apidos CLO, 2014-18A A1	1.707%	7/22/26	1,000,000	998,413	(a)(b)
Apidos CLO, 2015-20A A1	1.839%	1/16/27	2,500,000	2,501,500	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.312%	9/25/33	96,374	94,053	(a)
Argent Securities Inc., 2004-W5 AV3B	1.087%	4/25/34	198,560	193,589	(a)
Argent Securities Inc., 2006-M3 A2C	0.351%	10/25/36	5,255,025	2,299,426	(a)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	1,000,000	996,301	(a)(b)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	272,885	283,489	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.091%	3/25/37	914,853	782,382	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.467%	2/25/36	16,161	16,154	(a)
Carlyle Global Market Strategies, 2013-4A C	3.075%	10/15/25	250,000	248,963	(a)(b)
Carlyle Global Market Strategies, 2014-2A A	1.744%	5/15/25	300,000	300,004	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.811%	1/25/33	19,216	18,143	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.931%	10/25/32	420,443	393,425	(a)
CIFC Funding Ltd., 2014-3A A	1.785%	7/22/26	750,000	749,870	(a)(b)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,255,063	1,284,741
Countrywide Asset-Backed Certificates, 2002-BC1	0.851%	4/25/32	49,086	33,142	(a)
Countrywide Asset-Backed Certificates, 2004-5 2A	0.691%	10/25/34	3,257,211	3,080,364	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.521%	7/25/36	129,060	107,078	(a)(b)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.091%	10/25/47	49,043	44,046	(a)
Countrywide Asset-Backed Certificates, 2007-4 A4W	5.449%	4/25/47	13,878,375	13,688,130	(a)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.391%	2/25/37	168,952	108,940	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	755,941	795,422	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
CWABS Revolving Home Equity Loan Trust, 2004-0 2A	0.467%	2/15/34	$13,442	$11,957	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.427%	2/15/30	1,069,368	931,562	(a)
EMC Mortgage Loan Trust, 2004-C A1	0.741%	3/25/31	44,836	44,404	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.637%	12/25/42	186,593	178,280	(a)(b)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.137%	10/25/35	2,720,000	2,341,855	(a)
Flatiron CLO Ltd., 2013-1A B	2.924%	1/17/26	250,000	244,961	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.937%	2/25/31	23,586	23,241	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.397%	11/25/36	52,804	46,797	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.367%	12/25/36	57,749	51,062	(a)
Greenpoint Manufactured Housing, 1999-2 A2	2.899%	3/18/29	265,000	237,214	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.563%	6/19/29	400,000	348,000	(a)(c)
Greenpoint Manufactured Housing, 1999-4 A2	3.687%	2/20/30	200,000	174,000	(a)(c)
Greenpoint Manufactured Housing, 2001-2 IA2	3.685%	2/20/32	100,000	92,566	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.685%	3/13/32	475,000	434,090	(a)
GSAMP Trust, 2003-SEA A1	0.591%	2/25/33	76,891	72,226	(a)
GSAMP Trust, 2004-AR1 M1	1.166%	6/25/34	1,922,804	1,844,318	(a)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.487%	9/25/36	308,540	295,642	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	1.604%	7/15/26	1,250,000	1,246,445	(a)(b)
Lehman XS Trust, 2005-5N 1A1	0.491%	11/25/35	61,287	55,304	(a)
Lehman XS Trust, 2006-2N 1A1	0.451%	2/25/46	80,045	58,475	(a)
Magnetite CLO Ltd., 2012-6A CR	2.884%	9/15/23	2,000,000	1,995,000	(a)(b)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	2.966%	12/25/32	423,211	425,799	(a)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.491%	5/25/37	11,383,580	10,256,287	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.281%	12/25/36	42,393	24,231	(a)
Neuberger Berman CLO Ltd., 2014-16A A1	1.759%	4/15/26	830,000	827,571	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.817%	10/20/26	2,000,000	1,999,991	(a)(b)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.256%	10/15/37	945,421	862,965	(a)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.278%	4/15/37	1,192,172	1,080,675	(a)
OZLM Ltd., 2014-7A A1B	1.779%	7/17/26	500,000	499,913	(a)(b)
OZLM Ltd., 2014-8A A1A	1.614%	10/17/26	1,500,000	1,499,265	(a)(b)
OZLM Ltd., 2014-8A A2A	2.324%	10/17/26	1,000,000	988,740	(a)(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.971%	1/25/31	9,793	6,795	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.731%	8/25/31	13,238	9,606	(a)
RAAC Series, 2006-RP3 A	0.457%	5/25/36	362,884	330,360	(a)(b)
RAAC Series, 2006-SP1 M1	0.591%	9/25/45	2,160,000	1,771,086	(a)
RAAC Series, 2007-RP1 A	0.477%	5/25/46	126,910	116,372	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.051%	6/25/33	9,166	8,733	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.067%	8/25/33	550,572	521,264	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.191%	9/25/37	440,672	346,463	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	1.991%	9/25/37	1,929,361	1,549,512	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.091%	11/25/32	3,339	2,847	(a)
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.841%	9/25/34	760,735	718,932	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.461%	10/25/36	1,470,000	1,247,374	(a)
Residential Asset Securities Corp., 2005-KS12 M1	0.631%	1/25/36	9,805,000	9,451,775	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.691%	10/25/32	5,058	4,692	(a)(b)
Saranac CLO Ltd., 2014-2A B	2.326%	2/20/25	250,000	246,547	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.331%	5/25/36	$20,906	$11,874	(a)
SLM Student Loan Trust, 2003-11 A6	1.036%	12/15/25	8,955,000	8,611,544	(a)(b)
SLM Student Loan Trust, 2008-5 A4	1.995%	7/25/23	7,820,000	7,886,748	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.361%	7/25/29	1,872	1,726	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	1,080,314	1,068,570
Structured Asset Securities Corp., 2004-SC1	8.254%	12/25/29	24,762	26,388	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	0.851%	2/25/35	566,517	563,544	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.331%	5/25/47	100,000	96,313	(a)
Structured Asset Securities Corp., 2007-TC1 A	0.491%	4/25/31	32,091	30,537	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.621%	3/25/37	300,206	294,555	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	99,956	102,476
Venture CDO Ltd., 2013-15A B1	2.339%	7/15/25	800,000	793,499	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.789%	4/15/26	3,130,000	3,121,574	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.674%	10/14/26	2,750,000	2,749,734	(a)(b)
Washington Mill CLO Ltd., 2014-1A A1	1.787%	4/20/26	2,000,000	1,993,380	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $102,689,421)				105,616,021

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.9%
Adjustable Rate Mortgage Trust, 2005-10 1A21	2.714%	1/25/36	19,147	16,655	(a)
American Home Mortgage Assets Trust, 2006-2 2A1	0.381%	9/25/46	66,619	49,285	(a)
American Home Mortgage Investment Trust, 2005-1 1A3	0.501%	6/25/45	3,493,823	2,958,140	(a)
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	1,044	1,102
Banc of America Funding Corp., 2004-B 3A2	2.943%	12/20/34	16,755	9,543	(a)
Banc of America Funding Corp., 2005-E 8A1	2.110%	6/20/35	59,872	39,061	(a)
BCAP LLC Trust, 2006-AA1 A1	0.381%	10/25/36	922,190	726,230	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.191%	9/25/34	241,912	242,981	(a)
Bear Stearns ARM Trust, 2004-10 15A1	2.635%	1/25/35	23,101	23,051	(a)
Bear Stearns ARM Trust, 2004-10 31A1	2.737%	1/25/35	36,535	36,152	(a)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.346%	1/15/46	200,000	202,844	(a)
Chevy Chase Mortgage Funding Corp., 2003-4A A1	0.531%	10/25/34	8,234,322	7,590,217	(a)(b)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.471%	1/25/35	8,400,880	7,614,658	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	3,926,087
Colony Mortgage Capital Ltd., 2014-FL2 B	2.639%	11/10/31	5,730,000	5,739,741	(a)(b)
Commercial Mortgage Pass Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,742,945
Commercial Mortgage Pass Through Certificates, 2014-UBS3 XA, IO	1.350%	6/10/47	7,690,155	617,919	(a)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	40,275
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	360,000	388,417
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	174,354	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.085%	10/10/46	80,000	86,391	(a)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	133,723	(b)
Commercial Mortgage Trust, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,511,895
Commercial Mortgage Trust, 2014-UBS6 AM	4.048%	12/10/47	3,016,000	3,155,511	(a)
Connecticut Avenue Securities, 2014-C03 1M1	1.391%	7/25/24	3,624,377	3,617,733	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.480%	7/20/35	1,186,965	934,884	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	1,039,967	963,695

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.321%	3/25/47	$106,818	$73,183	(a)
Countrywide Home Loans, 2004-R1 1AF	0.591%	11/25/34	494,896	450,874	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.611%	7/25/36	666,037	610,638	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.491%	5/25/35	84,357	72,779	(a)
Credit Suisse Mortgage Trust, 2007-C2 AM	5.605%	1/15/49	244,000	255,622	(a)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.137%	9/15/38	1,890,000	1,885,676	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.537%	9/15/38	1,840,000	1,830,864	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.313%	7/15/37	1,362,840	244,541	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.763%	10/15/41	1,194,620	214,100	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	2,937,195	426,136
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	76,231	86,866
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4 STRIPS, IO	1.918%	2/15/38	28,253,047	2,165,366	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.665%	7/25/21	2,262,575	183,170	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.385%	11/25/19	43,138,305	2,070,401	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.351%	6/25/21	7,827,527	470,110	(a)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.390%	9/25/40	1,441,629	281,263	(a)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.340%	12/25/40	136,818	22,568	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.340%	1/25/41	303,136	55,640	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	500,464	588,342
Federal National Mortgage Association (FNMA), 2011-090, IO	6.210%	9/25/41	5,194,361	992,829	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	40,064	44,986
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	56,299	50,709
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.410%	7/25/42	265,749	54,754	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,780,305	210,205
Federal National Mortgage Association (FNMA), 2012-118 CI, IO	3.500%	12/25/39	1,073,839	154,269
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.960%	12/25/42	1,506,952	328,379	(a)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	326,063	367,979
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.960%	2/25/43	1,768,768	424,329	(a)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	1,437,160	238,441
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	4,697,507	805,724
Federal National Mortgage Association (FNMA), 2013-073 IB, IO	3.500%	7/25/28	4,307,499	537,020

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.844%	8/25/44	$11,382,389	$838,546	(a)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	3.512%	1/25/17	9,917,252	59,652	(a)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	57,279	10,425
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	32,808	6,887
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	17,419	3,707	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	18,224	3,531	(a)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	28,182	5,679
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	43,519	8,582
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	168,721	35,833
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	558,481	57,957
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	309,345	59,849
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	23,031,018	245,614	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.187%	12/25/45	78,148	79,973	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	3.037%	4/19/36	1,547,650	1,394,088	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.312%	3/20/39	70,837	9,457	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.462%	1/20/40	130,711	23,229	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	456,203	52,169
Government National Mortgage Association (GNMA), 2011-H01 AF	0.633%	11/20/60	1,131,999	1,134,757	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.683%	4/20/61	1,784,305	1,794,159	(a)
Government National Mortgage Association (GNMA), 2012-43 SN, IO	6.413%	4/16/42	6,466,853	1,581,410	(a)
Government National Mortgage Association (GNMA), 2014-73 IO, IO	0.834%	4/16/56	47,832,805	2,858,895	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.861%	5/16/55	64,916,170	4,569,904	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	3,438,518	587,102
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	3,371,833	727,447
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	553,289	(a)
GS Mortgage Securities Trust, 2014-GC20 AAB	3.655%	4/10/47	3,051,000	3,217,661
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.541%	1/25/35	1,815,879	1,536,746	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.541%	3/25/35	940,790	828,216	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.541%	9/25/35	485,880	416,422	(a)(b)
GSR Mortgage Loan Trust, 2004-14 3A2	2.829%	12/25/34	33,928	32,875	(a)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.631%	5/25/35	74,495	68,804	(a)
HarborView Mortgage Loan Trust, 2006-02	2.689%	2/25/36	101,143	84,950	(a)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.408%	7/19/47	81,486	69,962	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.931%	12/25/34	8,735,531	8,306,302	(a)
IMPAC CMB Trust, 2004-07 1A1	0.931%	11/25/34	7,719,202	7,380,175	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.511%	3/25/36	273,329	199,822	(a)
IMPAC Secured Assets Corp., 2007-2 2A	0.441%	4/25/37	1,042,899	967,521	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.491%	7/25/35	$49,114	$42,607	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.081%	11/15/45	340,000	364,904	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.067%	1/15/47	39,943,914	2,343,629	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 XA, IO	1.087%	11/15/47	67,042,489	4,294,340	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	2,220,000	2,314,392
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.572%	7/15/47	1,130,000	1,146,914	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.467%	11/15/31	5,550,000	5,554,576	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,007,851	904,512
JPMorgan Mortgage Trust, 2015-5 A9	2.915%	5/25/45	7,881,000	7,869,917	(a)(b)(c)
JPMorgan Resecuritization Trust, 2014-6 1A2	0.397%	7/27/36	7,421,783	4,233,385	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 2A2	0.397%	12/27/36	14,290,000	9,493,301	(a)(b)
La Hipotecaria SA, 2007-1GA A	4.773%	12/23/36	266,342	261,015	(a)(b)(c)
Luminent Mortgage Trust, 2006-2 A1A	0.391%	2/25/46	93,175	69,626	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.361%	12/25/36	40,625	32,798	(a)
MASTR ARM Trust, 2004-4 3A1	2.181%	5/25/34	96,339	95,371	(a)
MASTR ARM Trust, 2005-7 3A1	2.685%	9/25/35	116,455	88,340	(a)
MASTR ARM Trust, 2007-R5 A1	2.559%	11/25/35	1,179,971	920,246	(a)(b)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.785%	3/25/36	1,123,898	841,311	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.946%	1/25/29	129,144	1,961	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	1.820%	8/15/45	1,566,308	118,172	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	62,283
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.082%	7/15/46	100,000	108,407	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.451%	3/25/36	320,855	248,151	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.411%	2/25/47	373,152	169,674	(a)
Prime Mortgage Trust, 2005-2 2A1	6.662%	10/25/32	24,725	26,830	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.498%	5/25/35	15,199	15,233	(a)
Regal Trust IV, 1999-1 A	1.674%	9/29/31	3,833	3,587	(a)(b)
Residential Accredit Loans Inc., 2006-QO7 3A2	0.396%	9/25/46	1,582,275	1,029,937	(a)
Residential Accredit Loans Inc., 2007-QO1 A1	0.341%	2/25/47	84,006	66,350	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	61,372	56,192
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	2,258,324	2,147,886
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.391%	2/25/24	12,830,000	12,955,426	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.591%	8/25/24	1,460,000	1,477,351	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.691%	8/25/24	560,000	570,926	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2	2.391%	9/25/24	12,500,000	12,519,088	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.941%	10/25/24	3,180,000	3,276,248	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.320%	3/25/46	630,269	501,133	(a)

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.421%	2/25/36	$185,900	$148,579	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.401%	4/25/36	163,785	118,729	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.339%	3/25/33	385,384	384,185	(a)
Structured Asset Securities Corp., 2004-2 4A1	2.502%	3/25/34	481,023	472,518	(a)
Thornburg Mortgage Securities Trust, 2007-04 3A1	6.088%	9/25/37	55,363	56,986	(a)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	100,654	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.386%	12/15/43	357,000	346,464	(a)(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2004-AR11	2.473%	10/25/34	663,263	671,854	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.591%	1/25/45	247,045	235,346	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.511%	7/25/45	202,192	194,746	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.461%	12/25/45	76,566	71,999	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR6 2AB3	0.461%	4/25/45	10,953,766	10,065,853	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2006-AR06 2A	1.130%	8/25/46	3,710,911	2,606,206	(a)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2007-OA6 1A	0.980%	7/25/47	1,874,372	1,608,505	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.474%	8/15/50	35,811,113	2,923,512	(a)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.534%	6/15/45	474,636	37,390	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,731,984	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $197,607,116)				199,554,378

CORPORATE BONDS & NOTES - 0.8%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	1,610,000	1,558,802

FINANCIALS - 0.3%
Banks - 0.3%
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	400,000	460,000	(a)(b)(e)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	8/31/15	1,730,000	1,713,781	(a)(e)

TOTAL FINANCIALS				2,173,781

HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HCA Inc., Senior Secured Notes	4.250%	10/15/19	120,000	123,675

MATERIALS - 0.3%
Chemicals - 0.3%
OCP SA, Senior Notes	4.500%	10/22/25	1,980,000	1,908,225	(b)

TOTAL CORPORATE BONDS & NOTES (Cost - $5,718,931)				5,764,483

MORTGAGE-BACKED SECURITIES - 9.6%
FHLMC - 0.3%
Federal Home Loan Mortgage Corp. (FHLMC)	2.494%	2/1/32	3,896	4,064	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	110,277	123,293
Federal Home Loan Mortgage Corp. (FHLMC)	2.578%	5/1/37	133,824	143,579	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	260,958	299,008
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	484,411	547,508
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42	53,700	55,841

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43	$15,448	$16,577
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	76,909	87,889
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	12/1/38	581,457	651,247
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	80,337	91,018
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.535%	3/1/33	144,940	155,361	(a)

Total FHLMC				2,175,385

FNMA - 5.4%
Federal National Mortgage Association (FNMA)	2.500%	8/18/30	2,700,000	2,740,711	(f)
Federal National Mortgage Association (FNMA)	3.000%	8/18/30	20,800,000	21,585,604	(f)
Federal National Mortgage Association (FNMA)	3.500%	8/18/30	6,500,000	6,855,976	(f)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	1,126,990	1,229,679
Federal National Mortgage Association (FNMA)	1.812%	1/1/33	47,605	49,922	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	532,318	599,000
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	6,052,936	6,715,338
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	80,673	90,731
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	1,356,970	1,558,693
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	112,930	132,437
Federal National Mortgage Association (FNMA)	4.000%	10/1/42-11/1/42	193,335	207,508
Federal National Mortgage Association (FNMA)	3.500%	5/1/43	46,626	48,517

Total FNMA				41,814,116

GNMA - 3.9%
Government National Mortgage Association (GNMA)	6.000%	8/20/37-12/20/41	1,971,963	2,249,042
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	957,597	1,044,556
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	97,030	107,673
Government National Mortgage Association (GNMA) II	6.000%	7/20/38-6/20/41	1,819,321	2,067,708
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-7/20/41	6,037,309	6,585,573
Government National Mortgage Association (GNMA) II	3.500%	8/20/45	8,200,000	8,564,515	(f)
Government National Mortgage Association (GNMA) II	4.000%	8/20/45	6,000,000	6,371,836	(f)
Government National Mortgage Association (GNMA) II	4.500%	8/20/45	3,000,000	3,233,203	(f)

Total GNMA				30,224,106

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $73,730,219)				74,213,607

		EXPIRATION DATE	CONTRACTS
PURCHASED OPTIONS - 0.4%
U.S. Treasury 5-Year Notes Futures, Call @ $119.50		8/21/15	268	152,844
U.S. Treasury 10-Year Notes Futures, Call @ $126.00		8/21/15	222	357,281
U.S. Treasury 10-Year Notes Futures, Call @ $126.50		8/21/15	90	109,687
U.S. Treasury 10-Year Notes Futures, Call @ $127.00		8/21/15	90	80,156
U.S. Treasury 10-Year Notes Futures, Call @ $127.50		8/7/15	44	19,393
U.S. Treasury 30-Year Bonds Futures, Call @ $150.00		8/21/15	222	1,356,281
U.S. Treasury 30-Year Bonds Futures, Call @ $154.00		8/21/15	37	104,063

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		EXPIRATION DATE	CONTRACTS	VALUE
PURCHASED OPTIONS - (continued)
U.S. Treasury Long-Term Bonds Futures, Call @ $151.00		8/21/15	133	$692,016

TOTAL PURCHASED OPTIONS (Cost - $1,232,329)				2,871,721

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $761,167,114)				769,447,534

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.3%
U.S. Government Agencies - 3.2%
Federal National Mortgage Association (FNMA), Discount Notes (Cost - $24,997,500)	0.120%	9/2/15	$25,000,000	24,997,500	(g)

Repurchase Agreements - 5.1%
State Street Bank & Trust Co. repurchase agreement dated 7/31/15; Proceeds at maturity - $38,906,000; (Fully collateralized by U.S. government obligations, 1.375% due 9/30/18; Market value - $39,686,316) (Cost - $38,906,000)	0.000%	8/3/15	38,906,000	38,906,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $63,903,500)				63,903,500

TOTAL INVESTMENTS - 108.3% (Cost - $825,070,614#)				833,351,034
Liabilities in Excess of Other Assets - (8.3)%				(63,990,911)

TOTAL NET ASSETS - 100.0%				$769,360,123

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At July 31, 2015, the Fund held TBA securities with a total cost of $49,091,226 (See Note 1).

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Schedule of Investments.

WESTERN ASSET SMASH SERIES M FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SCHEDULE OF WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS/ NOTIONAL AMOUNT[1]	VALUE
Credit default swaption with Barclays Capital Inc. to buy protection on Markit CDX.NA.IG.24 Index, Call	10/21/15	$67.50	17,990,000	$25,851
Eurodollar Futures, Call	6/13/16	99.00	134	87,938
U.S. Treasury 5-Year Notes Futures, Call	8/21/15	120.00	134	39,781
U.S. Treasury 5-Year Notes Futures, Put	8/21/15	119.00	400	40,625
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	132.50	5	78
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	129.00	418	65,312
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	127.50	242	147,469
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	128.00	462	187,688
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	128.50	67	28,266
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	129.00	150	49,219
U.S. Treasury 10-Year Notes Futures, Call	9/25/15	127.00	90	82,969
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	126.00	55	9,453
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	125.00	160	10,000
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	126.50	45	12,656
U.S. Treasury 10-Year Notes Futures, Put	9/25/15	123.00	88	11,000
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	159.00	23	13,656
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	156.00	11	17,875
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	157.00	54	64,125
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	158.00	155	130,781
U.S. Treasury 30-Year Bonds Futures, Call	8/21/15	155.00	83	180,266
U.S. Treasury 30-Year Bonds Futures, Put	8/21/15	145.00	45	1,406
U.S. Treasury Long-Term Bonds Futures, Call	8/21/15	153.00	56	197,750
U.S. Treasury Long-Term Bonds Futures, Call	8/21/15	152.00	127	551,656
U.S. Treasury Long-Term Bonds Futures, Call	9/25/15	158.00	45	61,875
U.S. Treasury Long-Term Bonds Futures, Put	8/7/15	154.00	21	7,875
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	149.00	16	1,750
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	152.00	40	16,250
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	154.00	41	35,875
U.S. Treasury Long-Term Bonds Futures, Put	8/21/15	153.00	80	47,500

TOTAL WRITTEN OPTIONS (Premiums received - $1,793,297)				$2,126,945

[1]

In the event an option is exercised and a credit event occurs as defined under the terms of the swap agreement, the notional amount is the maximum potential amount that could be required to be paid as a seller of credit protection or received as a buyer of credit protection.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
U.S. government & agency obligations	—	$381,427,324	$—	$381,427,324
Asset-backed securities	—	105,094,021	522,000	105,616,021
Collateralized mortgage obligations	—	191,423,446	8,130,932	199,554,378
Corporate bonds & notes	—	5,764,483	—	5,764,483
Mortgage-backed securities	—	74,213,607	—	74,213,607
Purchased options	$2,871,721	—	—	2,871,721

Total long-term investments	$2,871,721	$757,922,881	$8,652,932	$769,447,534

Short-term investments†	—	63,903,500	—	63,903,500

Total investments	$2,871,721	$821,826,381	$8,652,932	$833,351,034

Other financial instruments:
Futures contracts	$407,135	—	—	$407,135
Centrally cleared credit default swaps on credit indices - sell protection	—	$5,958	—	5,958

Total other financial instruments	$407,135	$5,958	—	$413,093

Total	$3,278,856	$821,832,339	$8,652,932	$833,764,127

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Written options	$2,101,094	$25,851	—	$2,126,945
Futures contracts	1,506,782	—	—	1,506,782

Total	$3,607,876	$25,851	—	$3,633,727

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	ASSET-BACKED SECURITIES	COLLATERALIZED MORTGAGE OBLIGATIONS	TOTAL
Balance as of October 31, 2014	$6,621,150	—	$6,621,150
Accrued premiums/discounts	3,235	$3	3,238
Realized gain (loss)	(31,154)	—	(31,154)
Change in unrealized appreciation (depreciation)[1]	34,463	(3)	34,460
Purchases	—	7,869,917	7,869,917
Sales	(2,801,225)	—	(2,801,225)
Transfers into Level 3[2]	522,000	261,015	783,015
Transfers out of Level 3[3]	(3,826,469)	—	(3,826,469)

Balance as of July 31, 2015	$522,000	$8,130,932	$8,652,932

Net change in unrealized appreciation (depreciation) for investments in securities still held at July 31, 2015[1]	$17,341	$(3)	$17,338

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$12,523,551
Gross unrealized depreciation	(4,243,131)

Net unrealized appreciation	$8,280,420

At July 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	5	9/15	$597,282	$599,219	$1,937
U.S. Treasury 10-Year Notes	474	9/15	60,232,009	60,405,375	173,366
U.S. Treasury Ultra Long-Term Bonds	244	9/15	38,693,793	38,925,625	231,832

					407,135

Contracts to Sell:
90-Day Eurodollar	4,218	9/15	1,050,427,504	1,050,651,075	(223,571)
90-Day Eurodollar	666	12/15	165,617,160	165,625,875	(8,715)
90-Day Eurodollar	252	3/16	62,471,831	62,562,150	(90,319)
90-Day Eurodollar	1,320	6/18	322,535,960	322,987,500	(451,540)
U.S. Treasury Long-Term Bonds	350	9/15	53,845,488	54,578,125	(732,637)

					(1,506,782)

Net unrealized depreciation on open futures contracts					$(1,099,647)

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Capital Inc. (Markit CDX.NA.IG.24 Index)	$4,497,500	6/20/20	1.000% quarterly	$62,407	$56,449	$5,958

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2015